Vessels, net, textuals 2 (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Vessel's net book value	$ 82,871	$ 85,870	$ 201,308
Blue Moon and Briolette Vessels [Member]
Property, Plant and Equipment [Line Items]
Vessel's net book value	$ 59,421